DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI Europe Hedged Equity ETF

August 31, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 96.7%
Austria - 0.3%
Erste Group Bank AG	19,245	$434,770
OMV AG	8,245	333,753
Verbund AG	3,782	362,399
voestalpine AG	6,049	122,308

(Cost $1,698,864)		1,253,230

Belgium - 1.2%
Ageas SA/NV	8,928	363,285
Anheuser-Busch InBev SA/NV	48,307	2,346,964
D’ieteren Group	1,391	210,662
Elia Group SA/NV	1,787	260,218
Groupe Bruxelles Lambert SA	5,568	422,465
KBC Group NV	13,821	658,081
Proximus SADP	8,412	107,192
Sofina SA	818	164,574
Solvay SA	4,165	337,529
UCB SA	7,053	496,863
Umicore SA(a)	11,498	366,869
Warehouses De Pauw CVA REIT	8,422	257,127

(Cost $9,760,922)		5,991,829

Chile - 0.1%
Antofagasta PLC
(Cost $349,587)	21,160	270,643

Denmark - 4.2%
A.P. Moller - Maersk A/S, Class A	167	391,733
A.P. Moller - Maersk A/S, Class B	291	698,133
Carlsberg A/S, Class B	5,294	690,868
Chr Hansen Holding A/S	5,889	343,914
Coloplast A/S, Class B	6,554	751,154
Danske Bank A/S	38,282	513,030
Demant A/S*	5,374	165,924
DSV A/S	10,406	1,541,760
Genmab A/S*	3,659	1,305,241
GN Store Nord AS	7,560	214,825
Novo Nordisk A/S, Class B	91,863	9,837,034
Novozymes A/S, Class B	11,351	652,770
Orsted AS, 144A	10,511	1,032,388
Pandora A/S	4,939	298,379
ROCKWOOL A/S, Class B	520	107,538
Tryg A/S	19,944	451,794
Vestas Wind Systems A/S	56,087	1,412,794

(Cost $18,327,070)		20,409,279

Finland - 1.9%
Elisa OYJ	7,955	425,781
Fortum OYJ	23,456	241,496
Kesko OYJ, Class B	15,357	323,785
Kone OYJ, Class B	18,634	747,552
Neste OYJ	23,505	1,163,353
Nokia OYJ	300,919	1,515,673
Nordea Bank Abp	189,112	1,758,954
Orion OYJ, Class B	5,999	272,316
Sampo OYJ, Class A	27,053	1,226,131
Stora Enso OYJ, Class R	30,339	453,527
UPM-Kymmene OYJ	29,136	992,308
Wartsila OYJ Abp	24,904	206,075

(Cost $11,326,249)		9,326,951

France - 16.7%
Accor SA*	8,962	214,982
Aeroports de Paris*	1,657	227,883
Air Liquide SA	29,003	3,649,153
Airbus SE	32,833	3,229,935
Alstom SA(a)	17,803	367,842
Amundi SA, 144A	3,238	164,979
Arkema SA	3,237	274,490
AXA SA	104,544	2,471,574
BioMerieux	2,237	205,159
BNP Paribas SA	61,703	2,882,464
Bollore SE	46,215	221,816
Bouygues SA	12,846	378,251
Bureau Veritas SA	16,399	408,214
Capgemini SE	9,116	1,584,876
Carrefour SA	32,704	546,889
Cie de Saint-Gobain	27,681	1,122,458
Cie Generale des Etablissements Michelin SCA	37,841	924,279
Covivio REIT	2,728	152,976
Credit Agricole SA	67,649	624,772
Danone SA	35,795	1,888,901
Dassault Aviation SA	1,319	181,598
Dassault Systemes SE	37,118	1,438,916
Edenred	13,881	704,461
Eiffage SA	4,662	411,631
Electricite de France SA	31,180	373,976
Engie SA	101,461	1,210,101
EssilorLuxottica SA(a)	15,972	2,395,623
Eurazeo SE	2,579	154,599
Gecina SA REIT	2,446	218,649
Getlink SE	24,366	460,104
Hermes International	1,758	2,265,797
Ipsen SA	1,988	190,894
Kering SA	4,156	2,100,818
Klepierre SA REIT*	12,366	254,758
La Francaise des Jeux SAEM, 144A	5,986	194,726
Legrand SA	14,914	1,083,321
L’Oreal SA	13,392	4,619,562
LVMH Moet Hennessy Louis Vuitton SE	15,396	10,018,265
Orange SA	111,089	1,127,330
Pernod Ricard SA	11,636	2,146,362
Publicis Groupe SA	12,760	625,130
Remy Cointreau SA(a)	1,213	225,882

Renault SA*	10,244	294,532
Safran SA	19,031	1,948,860
Sanofi	63,215	5,220,729
Sartorius Stedim Biotech	1,544	567,436
Schneider Electric SE	30,111	3,594,292
SEB SA	1,457	108,352
Societe Generale SA	44,267	982,254
Sodexo SA	4,948	380,098
Teleperformance	3,270	934,264
Thales SA	5,929	715,896
TotalEnergies SE(a)	137,563	7,007,591
Ubisoft Entertainment SA*	4,861	224,762
Unibail-Rodamco-Westfield REIT*	6,498	335,651
Valeo	11,600	223,123
Veolia Environnement SA	37,121	831,150
Vinci SA	29,621	2,746,066
Vivendi SE	39,674	360,987
Wendel SE	1,476	116,440
Worldline SA, 144A*	13,302	572,010

(Cost $93,165,976)		81,108,889

Germany - 10.7%
adidas AG	9,654	1,438,582
Allianz SE	22,667	3,840,121
BASF SE	51,057	2,158,602
Bayer AG	54,566	2,884,382
Bayerische Motoren Werke AG	18,409	1,359,205
Bechtle AG	4,358	167,431
Beiersdorf AG	5,611	567,261
Brenntag SE	8,635	567,698
Carl Zeiss Meditec AG	2,272	283,579
Commerzbank AG*	59,074	393,600
Continental AG	6,186	357,332
Covestro AG, 144A	10,886	329,510
Daimler Truck Holding AG*	25,130	644,619
Delivery Hero SE, 144A*	9,115	380,145
Deutsche Bank AG(b)	115,253	964,000
Deutsche Boerse AG	10,549	1,785,777
Deutsche Lufthansa AG*	31,532	188,069
Deutsche Post AG	55,049	2,013,428
Deutsche Telekom AG	180,012	3,398,810
E.ON SE	124,994	1,068,965
Evonik Industries AG	12,101	226,132
Fresenius Medical Care AG & Co. KGaA	11,451	393,448
Fresenius SE & Co. KGaA	23,360	578,910
GEA Group AG	8,627	300,752
Hannover Rueck SE	3,350	494,551
HeidelbergCement AG	7,841	355,380
HelloFresh SE*	8,750	209,809
Henkel AG & Co. KGaA	5,678	355,491
Infineon Technologies AG	72,683	1,774,941
KION Group AG	3,799	152,063
Knorr-Bremse AG	3,813	185,271
LEG Immobilien SE	3,997	302,545
Mercedes-Benz Group AG	44,518	2,510,719
Merck KGaA	7,194	1,239,156
MTU Aero Engines AG	2,987	528,165
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,768	1,859,498
Nemetschek SE	3,038	179,824
Puma SE	6,030	369,772
Rational AG	277	149,903
Rheinmetall AG	2,420	385,226
RWE AG	35,714	1,366,722
SAP SE	58,009	4,951,679
Scout24 SE, 144A	4,406	254,776
Siemens AG	42,492	4,316,356
Siemens Energy AG	23,916	352,705
Siemens Healthineers AG, 144A	15,531	760,573
Symrise AG	7,295	765,002
Telefonica Deutschland Holding AG	54,468	141,497
Uniper SE	4,918	26,615
United Internet AG	5,077	115,053
Volkswagen AG	1,560	288,775
Vonovia SE	39,927	1,083,366
Zalando SE, 144A*	12,609	292,837

(Cost $78,104,878)		52,058,628

Ireland - 1.4%
AerCap Holdings NV*	7,568	333,371
CRH PLC	42,425	1,568,756
DCC PLC	5,201	299,865
Experian PLC	51,160	1,558,917
Flutter Entertainment PLC*	9,277	1,167,697
Kerry Group PLC, Class A	8,865	916,279
Kingspan Group PLC	8,586	488,719
Smurfit Kappa Group PLC	13,899	468,620

(Cost $8,044,638)		6,802,224

Italy - 2.8%
Amplifon SpA	6,435	168,462
Assicurazioni Generali SpA	60,684	892,812
Atlantia SpA	27,522	631,438
Davide Campari-Milano NV	29,432	290,098
DiaSorin SpA	1,323	174,105
Enel SpA	452,602	2,135,714
Eni SpA	140,208	1,663,773
Ferrari NV	7,007	1,360,455
FinecoBank Banca Fineco SpA	34,370	373,552
Infrastrutture Wireless Italiane SpA, 144A	19,731	183,614
Intesa Sanpaolo SpA	919,426	1,592,014
Mediobanca Banca di Credito Finanziario SpA	32,754	260,301
Moncler SpA	11,467	514,421
Nexi SpA, 144A*	30,050	247,690

Poste Italiane SpA, 144A	29,689	238,449
Prysmian SpA	14,212	437,183
Recordati Industria Chimica e Farmaceutica SpA	5,518	225,916
Snam SpA	111,828	532,239
Telecom Italia SpA*	529,618	109,641
Terna - Rete Elettrica Nazionale	77,994	556,499
UniCredit SpA	114,987	1,132,221

(Cost $19,469,051)		13,720,597

Jordan - 0.0%
Hikma Pharmaceuticals PLC
(Cost $299,987)	9,438	143,959

Luxembourg - 0.4%
ArcelorMittal SA	29,228	697,749
Aroundtown SA	52,376	153,063
Eurofins Scientific SE	7,543	523,802
Tenaris SA	26,317	363,650

(Cost $2,172,679)		1,738,264

Netherlands - 6.9%
ABN AMRO Bank NV, 144A(a)	22,382	215,346
Adyen NV, 144A*	1,206	1,872,495
Aegon NV	100,622	451,805
Akzo Nobel NV	10,145	642,707
Argenx SE*	3,058	1,147,818
ASM International NV	2,583	703,718
ASML Holding NV	22,554	10,984,913
Euronext NV, 144A	4,794	355,549
EXOR NV	6,056	366,741
Heineken Holding NV	5,525	393,107
Heineken NV	14,440	1,302,261
IMCD NV	3,177	439,958
ING Groep NV	217,124	1,912,732
JDE Peet’s NV	5,361	165,505
Just Eat Takeaway.com NV, 144A*	9,506	159,364
Koninklijke Ahold Delhaize NV	58,091	1,599,574
Koninklijke DSM NV	9,722	1,244,226
Koninklijke KPN NV	184,263	587,006
Koninklijke Philips NV	49,387	826,266
NN Group NV	15,469	636,903
OCI NV	5,447	204,945
Prosus NV*(a)	46,057	2,858,100
QIAGEN NV*	12,784	581,340
Randstad NV	6,754	315,548
Stellantis NV	122,298	1,641,253
Universal Music Group NV	39,742	791,027
Wolters Kluwer NV	14,567	1,426,436

(Cost $38,287,019)		33,826,643

Norway - 1.3%
Adevinta ASA*	15,557	127,035
Aker BP ASA	17,592	615,499
DNB Bank ASA	51,743	989,265
Equinor ASA	54,262	2,089,594
Gjensidige Forsikring ASA	10,444	212,288
Kongsberg Gruppen ASA	4,524	154,778
Mowi ASA	22,677	466,188
Norsk Hydro ASA	74,971	516,763
Orkla ASA	42,448	356,316
Salmar ASA	3,318	220,191
Telenor ASA	39,422	432,387
Yara International ASA	9,330	395,625

(Cost $6,337,922)		6,575,929

Portugal - 0.3%
EDP - Energias de Portugal SA	152,757	731,030
Galp Energia SGPS SA	28,042	304,212
Jeronimo Martins SGPS SA	15,868	352,419

(Cost $1,438,127)		1,387,661

Spain - 3.7%
Acciona SA	1,404	275,276
ACS Actividades de Construccion y Servicios SA	13,066	291,633
Aena SME SA, 144A*	4,167	512,357
Amadeus IT Group SA*	25,066	1,325,503
Banco Bilbao Vizcaya Argentaria SA	370,685	1,673,175
Banco Santander SA	949,951	2,307,399
CaixaBank SA	246,563	744,342
Cellnex Telecom SA, 144A*	30,310	1,180,937
EDP Renovaveis SA	16,133	391,865
Enagas SA	13,084	239,176
Endesa SA	17,949	308,447
Ferrovial SA	26,901	675,314
Grifols SA*(a)	15,288	185,056
Iberdrola SA	330,448	3,448,692
Industria de Diseno Textil SA	60,650	1,313,478
Naturgy Energy Group SA	8,080	223,138
Red Electrica Corp. SA	22,246	407,664
Repsol SA	80,844	1,054,957
Siemens Gamesa Renewable Energy SA*	12,782	230,252
Telefonica SA	287,982	1,191,202

(Cost $27,735,454)		17,979,863

Sweden - 4.9%
Alfa Laval AB	16,229	434,651
Alleima AB*	11,462	46,020
Assa Abloy AB, Class B	55,696	1,132,207
Atlas Copco AB, Class A	149,522	1,525,237
Atlas Copco AB, Class B	86,406	790,461
Boliden AB	15,292	492,830
Electrolux AB, Class B	11,865	150,527
Embracer Group AB*(a)	37,546	234,328
Epiroc AB, Class A	37,493	575,584
Epiroc AB, Class B	20,541	280,367
EQT AB	16,664	375,643

Essity AB, Class B	33,426	743,462
Evolution AB, 144A	10,029	807,683
Fastighets AB Balder, Class B*	34,064	188,982
Getinge AB, Class B	12,133	225,530
H & M Hennes & Mauritz AB, Class B	40,914	426,258
Hexagon AB, Class B	108,416	1,113,145
Holmen AB, Class B	5,506	236,872
Husqvarna AB, Class B	21,975	148,424
Industrivarden AB, Class A	7,675	170,779
Industrivarden AB, Class C	8,560	188,545
Indutrade AB	14,677	272,887
Investment AB Latour, Class B(a)	7,783	154,054
Investor AB, Class A	27,374	456,576
Investor AB, Class B	102,028	1,614,646
Kinnevik AB, Class B*	13,720	196,211
L E Lundbergforetagen AB, Class B	3,995	165,646
Lifco AB, Class B	13,402	209,265
Nibe Industrier AB, Class B	84,191	791,759
Sagax AB, Class B	10,061	217,265
Sandvik AB	59,414	930,503
Securitas AB, Class B(a)	16,501	144,887
Skandinaviska Enskilda Banken AB, Class A	88,910	889,517
Skanska AB, Class B	19,348	287,044
SKF AB, Class B	21,625	325,694
Svenska Cellulosa AB SCA, Class B	33,808	508,547
Svenska Handelsbanken AB, Class A	81,072	666,068
Swedbank AB, Class A	50,371	653,500
Swedish Match AB	86,621	870,273
Swedish Orphan Biovitrum AB*	9,446	208,769
Tele2 AB, Class B	30,993	330,282
Telefonaktiebolaget LM Ericsson, Class B	162,262	1,217,422
Telia Co. AB	148,930	525,027
Volvo AB, Class A	10,767	179,686
Volvo AB, Class B	84,270	1,338,201
Volvo Car AB, Class B*	30,514	186,061

(Cost $30,347,743)		23,627,325

Switzerland - 17.0%
ABB Ltd.	91,205	2,516,418
Adecco Group AG	9,117	289,599
Alcon, Inc.	27,863	1,840,241
Bachem Holding AG	1,700	118,174
Baloise Holding AG	2,571	371,907
Barry Callebaut AG	190	389,524
Chocoladefabriken Lindt & Spruengli AG	6	653,708
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	60	634,680
Cie Financiere Richemont SA, Class A	28,978	3,256,505
Clariant AG*	11,170	206,945
Coca-Cola HBC AG*	10,631	243,296
Credit Suisse Group AG	149,361	773,163
EMS-Chemie Holding AG	396	278,922
Geberit AG	1,997	925,260
Givaudan SA	513	1,642,125
Glencore PLC*	547,382	3,009,686
Holcim AG*	30,793	1,371,588
Julius Baer Group Ltd.	12,373	600,613
Kuehne + Nagel International AG	2,995	692,450
Logitech International SA	9,693	484,501
Lonza Group AG	4,141	2,217,288
Nestle SA	156,130	18,301,151
Novartis AG	120,113	9,723,316
Partners Group Holding AG	1,266	1,225,721
Roche Holding AG	39,004	12,585,025
Roche Holding AG	1,467	561,587
Schindler Holding AG	1,283	216,830
Schindler Holding AG Participation Certificates	2,306	402,695
SGS SA	355	782,997
SIG Group AG*	16,800	394,950
Sika AG	8,124	1,831,744
Sonova Holding AG	2,926	774,380
STMicroelectronics NV	38,064	1,329,081
Straumann Holding AG	6,251	688,729
Swatch Group AG - Bearer	1,649	402,002
Swatch Group AG - Registered	2,725	124,500
Swiss Life Holding AG	1,731	907,381
Swiss Prime Site AG	4,291	370,058
Swiss Re AG	16,776	1,307,413
Swisscom AG	1,442	746,742
Temenos AG	3,561	292,093
UBS Group AG	195,240	3,101,869
VAT Group AG, 144A	1,515	363,600
Zurich Insurance Group AG	8,337	3,702,396

(Cost $84,962,334)		82,652,853

United Kingdom - 22.9%
3i Group PLC	53,478	755,135
abrdn PLC	116,404	198,580
Admiral Group PLC	9,346	230,391
Anglo American PLC	70,581	2,281,893
Ashtead Group PLC	24,615	1,215,299
Associated British Foods PLC	20,083	355,789
AstraZeneca PLC	85,999	10,633,898
Auto Trader Group PLC, 144A	52,695	399,005
AVEVA Group PLC	6,359	206,843
Aviva PLC	155,161	754,709
BAE Systems PLC	175,203	1,579,826
Barclays PLC	930,638	1,778,447
Barratt Developments PLC	58,472	290,252
Berkeley Group Holdings PLC	5,903	250,642
BP PLC	1,072,168	5,499,051
British American Tobacco PLC	119,551	4,793,528

British Land Co. PLC REIT	50,085	250,656
BT Group PLC	376,673	659,435
Bunzl PLC	18,720	622,183
Burberry Group PLC	21,343	433,402
CNH Industrial NV	56,847	695,824
Coca-Cola Europacific Partners PLC	11,441	562,554
Compass Group PLC	99,154	2,141,331
Croda International PLC	7,776	607,585
Diageo PLC	126,960	5,551,505
Entain PLC	32,793	484,958
Ferguson PLC	11,904	1,380,952
GSK PLC	225,946	3,620,671
Haleon PLC*	278,111	836,297
Halma PLC	21,179	510,526
Hargreaves Lansdown PLC	20,313	192,934
HSBC Holdings PLC	1,115,298	6,851,357
Imperial Brands PLC	50,197	1,105,923
Informa PLC	82,188	522,073
InterContinental Hotels Group PLC	10,299	561,248
Intertek Group PLC	9,024	415,029
J Sainsbury PLC	92,697	219,034
JD Sports Fashion PLC	135,320	177,559
Johnson Matthey PLC	10,185	238,413
Kingfisher PLC	110,214	297,171
Land Securities Group PLC REIT	37,287	281,816
Legal & General Group PLC	332,133	974,244
Lloyds Banking Group PLC	3,869,994	1,972,746
London Stock Exchange Group PLC	18,298	1,722,226
M&G PLC	136,551	310,521
Melrose Industries PLC	233,119	369,662
Mondi PLC	27,145	462,294
National Grid PLC	202,212	2,532,328
NatWest Group PLC	276,486	791,582
Next PLC	7,304	493,152
Ocado Group PLC*	32,482	273,951
Pearson PLC	37,970	380,579
Persimmon PLC	17,985	308,383
Phoenix Group Holdings PLC	41,371	289,518
Prudential PLC	152,832	1,604,297
Reckitt Benckiser Group PLC	39,677	3,064,249
RELX PLC	106,691	2,803,591
Rentokil Initial PLC	104,138	630,291
Rio Tinto PLC	62,400	3,458,503
Rolls-Royce Holdings PLC*	467,047	417,778
Sage Group PLC	57,106	474,464
Schroders PLC	6,470	202,036
Segro PLC REIT	67,357	737,885
Severn Trent PLC	13,916	450,553
Shell PLC	412,792	10,981,482
Smith & Nephew PLC	48,819	575,921
Smiths Group PLC	20,863	361,367
Spirax-Sarco Engineering PLC	4,112	503,248
SSE PLC	57,741	1,108,460
St James’s Place PLC	30,714	394,983
Standard Chartered PLC	142,817	992,477
Taylor Wimpey PLC	194,122	244,229
Tesco PLC	419,488	1,211,963
Unilever PLC	141,637	6,459,009
United Utilities Group PLC	37,804	463,982
Vodafone Group PLC	1,485,254	1,995,966
Whitbread PLC	11,471	333,680
WPP PLC	62,582	541,190

(Cost $139,256,151)		111,336,514

TOTAL COMMON STOCKS (Cost $571,084,652)		470,211,281

PREFERRED STOCKS - 0.7%
Germany - 0.7%
Bayerische Motoren Werke AG	3,252	226,316
Henkel AG & Co. KGaA	10,012	646,355
Porsche Automobil Holding SE	8,511	602,825
Sartorius AG	1,360	568,424
Volkswagen AG	10,399	1,485,432

(Cost $4,907,368)		3,529,352

WARRANTS - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA*, expires 11/22/23 (Cost $0)	48,882	31,505

SECURITIES LENDING COLLATERAL - 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00%(c)(d) (Cost $278,375)	278,375	278,375

CASH EQUIVALENTS - 4.3%
DWS ESG Liquidity Fund “Capital Shares”, 2.42%(c)	642,992	642,735
DWS Government Money Market Series “Institutional Shares”, 2.24%(c)	20,394,392	20,394,392

TOTAL CASH EQUIVALENTS (Cost $21,037,384)		21,037,127

TOTAL INVESTMENTS - 101.8% (Cost $597,307,779)		$495,087,640
Other assets and liabilities, net - (1.8%)		(8,761,160)

NET ASSETS - 100.0%		$486,326,480

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2022 is as follows:

Value ($) at 5/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2022	Value ($) at 8/31/2022

COMMON STOCKS — 0.2%
Germany — 0.2%
Deutsche Bank AG(b)
1,228,546	55,235	(12,728)	(275)	(306,778)	—	—	115,253	964,000
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.00%(c)(d)
21,303,043	—	(21,024,668)(e)	—	—	16,650	—	278,375	278,375
CASH EQUIVALENTS — 4.3%
DWS ESG Liquidity Fund “Capital Shares”, 2.42%(c)
641,141	1,466	—	—	128	2,737	—	642,992	642,735
DWS Government Money Market Series “Institutional Shares”, 2.24%(c)
—	78,118,517	(57,724,125)	—	—	62,435	—	20,394,392	20,394,392

23,172,730	78,175,218	(78,761,521)	(275)	(306,650)	81,822	—	21,431,012	22,279,502

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2022 amounted to $9,875,599, which is 2.0% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $10,646,552.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2022.

CVA:	Credit Valuation Adjustment
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2022 the Xtrackers MSCI Europe Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Financials	$74,466,384	15.7%
Health Care	73,686,298	15.5
Industrials	67,202,031	14.2
Consumer Staples	66,899,965	14.2
Consumer Discretionary	49,357,391	10.4
Materials	34,106,447	7.2
Information Technology	33,652,207	7.1
Energy	31,076,914	6.6
Utilities	20,579,096	4.3
Communication Services	17,940,609	3.8
Real Estate	4,804,796	1.0

Total	$473,772,138	100.0%

At August 31, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)†
AMSTERDAM Index Futures	EUR	8	$1,172,461	$1,093,499	9/16/2022	$(78,962)
CAC40 10 EURO Futures	EUR	38	2,511,358	2,338,641	9/16/2022	(172,717)
DAX Index Futures	EUR	6	1,943,072	1,936,591	9/16/2022	(6,481)
FTSE 100 Index Futures	GBP	37	3,077,578	3,132,380	9/16/2022	54,802
FTSE/MIB Index Futures	EUR	4	426,136	433,496	9/16/2022	7,360
IBEX 35 Index Futures	EUR	6	513,394	475,774	9/16/2022	(37,620)
OMXS30 Index Futures	SEK	60	1,153,930	1,080,113	9/16/2022	(73,817)
SWISS MKT IX Futures	EUR	17	1,881,834	1,889,391	9/16/2022	7,557

Total net unrealized depreciation						$(299,878)

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2022.

As of August 31, 2022, the Fund had the following forward foreign currency contracts outstanding:

	Settlement	Currency		Currency		Unrealized	Unrealized
Counterparty	Date	To Deliver		To Receive		Appreciation b	Depreciation b
Goldman Sachs & Co.	9/2/2022	CHF	23,697,200	USD	24,936,546	$693,887	$—
Goldman Sachs & Co.	9/2/2022	CHF	3,637,000	USD	3,827,156	106,440	—
JP Morgan & Chase Co.	9/2/2022	CHF	25,433,122	USD	26,763,256	744,717	—

	Settlement	Currency		Currency		Unrealized	Unrealized
Counterparty	Date	To Deliver		To Receive		Appreciationb	Depreciationb
RBC Capital Markets	9/2/2022	CHF	25,426,917	USD	26,758,641	$746,450	$—
Goldman Sachs & Co.	9/2/2022	DKK	48,813,200	USD	6,699,603	103,893	—
JP Morgan & Chase Co.	9/2/2022	DKK	16,282,000	USD	2,234,674	34,626	—
JP Morgan & Chase Co.	9/2/2022	DKK	45,279,242	USD	6,214,568	96,372	—
RBC Capital Markets	9/2/2022	DKK	50,855,000	USD	6,979,834	108,233	—
Goldman Sachs & Co.	9/2/2022	EUR	79,515,000	USD	81,249,222	1,340,552	—
JP Morgan & Chase Co.	9/2/2022	EUR	74,451,623	USD	76,075,785	1,255,560	—
RBC Capital Markets	9/2/2022	EUR	65,413,073	USD	66,840,059	1,103,133	—
RBC Capital Markets	9/2/2022	EUR	12,300,000	USD	12,568,189	207,293	—
Goldman Sachs & Co.	9/2/2022	GBP	30,533,454	USD	37,181,808	1,711,077	—
Goldman Sachs & Co.	9/2/2022	GBP	2,300,000	USD	2,800,761	128,849	—
JP Morgan & Chase Co.	9/2/2022	GBP	33,158,650	USD	40,378,382	1,857,959	—
RBC Capital Markets	9/2/2022	GBP	34,115,720	USD	41,544,179	1,911,927	—
Goldman Sachs & Co.	9/2/2022	NOK	1,206,000	USD	124,840	3,486	—
Goldman Sachs & Co.	9/2/2022	NOK	16,124,000	USD	1,669,117	46,633	—
JP Morgan & Chase Co.	9/2/2022	NOK	23,573,291	USD	2,440,249	68,177	—
RBC Capital Markets	9/2/2022	NOK	18,440,700	USD	1,908,936	53,333	—
Goldman Sachs & Co.	9/2/2022	SEK	22,000,000	USD	2,160,760	96,970	—
Goldman Sachs & Co.	9/2/2022	SEK	83,221,950	USD	8,173,880	366,943	—
JP Morgan & Chase Co.	9/2/2022	SEK	85,435,136	USD	8,391,864	377,311	—
RBC Capital Markets	9/2/2022	SEK	90,741,300	USD	8,913,062	400,745	—
Goldman Sachs & Co.	9/2/2022	USD	1,063,592	CHF	1,018,800	—	(21,342)
Goldman Sachs & Co.	9/2/2022	USD	26,963,881	CHF	26,315,400	—	(42,756)
JP Morgan & Chase Co.	9/2/2022	USD	26,059,862	CHF	25,433,122	—	(41,323)
RBC Capital Markets	9/2/2022	USD	26,053,504	CHF	25,426,917	—	(41,312)
Goldman Sachs & Co.	9/2/2022	USD	6,599,678	DKK	48,813,200	—	(3,968)
JP Morgan & Chase Co.	9/2/2022	USD	283,831	DKK	2,100,700	19	—
JP Morgan & Chase Co.	9/2/2022	USD	8,039,228	DKK	59,460,542	—	(4,834)
RBC Capital Markets	9/2/2022	USD	6,875,735	DKK	50,855,000	—	(4,134)
Goldman Sachs & Co.	9/2/2022	USD	3,032,984	EUR	3,018,600	561	—
Goldman Sachs & Co.	9/2/2022	USD	76,920,955	EUR	76,496,400	—	(45,830)
JP Morgan & Chase Co.	9/2/2022	USD	74,864,830	EUR	74,451,623	—	(44,605)
RBC Capital Markets	9/2/2022	USD	78,144,381	EUR	77,713,073	—	(46,559)
Goldman Sachs & Co.	9/2/2022	USD	38,205,007	GBP	32,833,454	—	(62,364)
JP Morgan & Chase Co.	9/2/2022	USD	38,583,405	GBP	33,158,650	—	(62,982)
RBC Capital Markets	9/2/2022	USD	38,179,368	GBP	32,811,420	—	(62,322)
RBC Capital Markets	9/2/2022	USD	1,543,433	GBP	1,304,300	—	(28,227)
Goldman Sachs & Co.	9/2/2022	USD	1,746,236	NOK	17,330,000	—	(2,399)
JP Morgan & Chase Co.	9/2/2022	USD	78,864	NOK	773,200	—	(1,060)
JP Morgan & Chase Co.	9/2/2022	USD	2,297,435	NOK	22,800,091	—	(3,167)
RBC Capital Markets	9/2/2022	USD	1,858,164	NOK	18,440,700	—	(2,562)
Goldman Sachs & Co.	9/2/2022	USD	346,480	SEK	3,666,400	—	(2,540)
Goldman Sachs & Co.	9/2/2022	USD	9,550,754	SEK	101,555,550	—	(23,967)
JP Morgan & Chase Co.	9/2/2022	USD	8,034,715	SEK	85,435,136	—	(20,162)
RBC Capital Markets	9/2/2022	USD	8,533,731	SEK	90,741,300	—	(21,414)
Goldman Sachs & Co.	10/4/2022	CHF	26,315,400	USD	27,032,297	35,965	—
JP Morgan & Chase Co.	10/4/2022	CHF	25,433,122	USD	26,123,836	32,612	—
RBC Capital Markets	10/4/2022	CHF	25,426,917	USD	26,119,609	34,750	—
RBC Capital Markets	10/4/2022	CHF	339,000	USD	348,232	460	—
Goldman Sachs & Co.	10/4/2022	DKK	48,813,200	USD	6,613,090	2,276	—
JP Morgan & Chase Co.	10/4/2022	DKK	59,460,542	USD	8,054,910	2,118	—

	Settlement	Currency		Currency		Unrealized	Unrealized
Counterparty	Date	To Deliver		To Receive		Appreciationb	Depreciationb
RBC Capital Markets	10/4/2022	DKK	50,855,000	USD	6,889,708	$2,372	$—
Goldman Sachs & Co.	10/4/2022	EUR	76,496,400	USD	77,081,444	28,509	—
JP Morgan & Chase Co.	10/4/2022	EUR	74,451,623	USD	75,015,966	22,685	—
RBC Capital Markets	10/4/2022	EUR	77,713,073	USD	78,307,423	28,963	—
Goldman Sachs & Co.	10/4/2022	GBP	32,833,454	USD	38,227,990	59,834	—
JP Morgan & Chase Co.	10/4/2022	GBP	33,158,650	USD	38,605,953	59,764	—
RBC Capital Markets	10/4/2022	GBP	32,811,420	USD	38,202,041	59,499	—
RBC Capital Markets	10/4/2022	GBP	2,933,000	USD	3,414,836	5,289	—
Goldman Sachs & Co.	10/4/2022	NOK	17,330,000	USD	1,747,170	2,228	—
Goldman Sachs & Co.	10/4/2022	NOK	7,367,000	USD	742,716	940	—
JP Morgan & Chase Co.	10/4/2022	NOK	22,800,091	USD	2,298,663	2,943	—
RBC Capital Markets	10/4/2022	NOK	18,440,700	USD	1,859,157	2,381	—
Goldman Sachs & Co.	10/4/2022	SEK	101,555,550	USD	9,564,696	21,879	—
JP Morgan & Chase Co.	10/4/2022	SEK	85,435,136	USD	8,046,596	18,558	—
RBC Capital Markets	10/4/2022	SEK	90,741,300	USD	8,546,511	19,871	—
Goldman Sachs & Co.	10/4/2022	USD	815,777	DKK	6,021,000	—	(348)
Goldman Sachs & Co.	10/4/2022	USD	452,803	SEK	4,807,000	—	(1,106)

Total unrealized appreciation (depreciation)						$14,009,042	$(591,283)

b	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2022.

Currency Abbreviations

CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
NOK	Norwegian Krone
SEK	Swedish Krona
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$470,211,281	$—	$—	$470,211,281
Preferred Stocks	3,529,352	—	—	3,529,352
Warrants	31,505	—	—	31,505
Short-Term Investments(a)	21,315,502	—	—	21,315,502
Derivatives(b)
Forward Foreign Currency Contracts	—	14,009,042	—	14,009,042
Futures Contracts	69,719	—	—	69,719

TOTAL	$495,157,359	$14,009,042	$—	$509,166,401

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(b)
Forward Foreign Currency Contracts	$—	$(591,283)	$—	$(591,283)
Futures Contracts	(369,597)	—	—	(369,597)

TOTAL	$(369,597)	$(591,283)	$—	$(960,880)

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

DBEU-PH1

R-089711-1 (5/24) DBX005195 (5/24)